[DYNEGY HOLDINGS LETTERHEAD]

March 23, 2005

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Dynegy Holdings Inc. Annual Report on Form 10-K for the year ended December 31, 2004

Ladies and Gentlemen:

On behalf of Dynegy Holdings Inc. (“Dynegy”), a Delaware corporation, we transmit for filing with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934, as amended, Dynegy’s Annual Report on Form 10-K for the year ended December 31, 2004 (the “Form 10-K”). As described in the enclosed Form 10-K, Dynegy’s consolidated financial statements contained therein reflect changes from the accounting practices and principles applied with respect to the preceding year’s consolidated financial statements as a result of the adoption of new accounting standards in accordance with U.S. Generally Accepted Accounting Principles.

If you have any questions relating to this transmission, please do not hesitate to call me at (713) 767-0013.

Sincerely,

/S/ CAROLYN M. CAMPBELL
Carolyn M. Campbell Secretary